Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables
Information regarding Trade and other payables was as follows:

As of December 31,	2023 $	2022 $
Trade payables	14,637	26,504
Accrued expenses	28,187	24,518
Income tax payable	—	57
Liability for share-based awards	1,281	1,805
Other	3	1,957
Total trade and other payables	44,107	54,840